Deposits - Summary of Contractual Maturities of Term Deposit Liabilities (Detail) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
Disclosure of deposits [line items]
Term deposit liabilities	$ 810,148	$ 765,345
Less than 3 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	245,187	203,075
3 to 6 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	112,899	118,734
6 to 12 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	191,630	172,583
1 to 2 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	78,121	87,550
2 to 3 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	56,968	58,170
3 to 4 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	26,536	33,158
4 to 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	28,220	24,047
Over 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	$ 70,587	$ 68,028